MARKETABLE SECURITIES (Schedule of Maturity Dates of Debt Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 42,708	$ 22,485
1 to 2 years	14,513	27,046
2 to 3 years	3,019	5,239
Total	$ 60,240	$ 54,770